Allowance for credit losses (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Allowance for Credit Losses
Movements in the allowance for credit losses during the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31, 2023
	Investment in finance leases	Notes receivable	Loans receivable	Total
Allowance for credit losses at beginning of period	$23,025	$110,938	$3,898	$137,861
Current period (decrease) increase in provision for expected credit losses	(14,101)	21,332	(3,209)	4,022
Write-offs charged against the allowance	—	(107,996)	—	(107,996)
Allowance for credit losses at end of period	$8,924	$24,274	$689	$33,887

	Year Ended December 31, 2022
	Investment in finance leases	Notes receivable	Loans receivable	Total
Allowance for credit losses at beginning of period	$71,292	$40,964	$5,291	$117,547
Current period (decrease) increase in provision for expected credit losses	(11,483)	122,568	(1,393)	109,692
Write-offs charged against the allowance	(36,784)	(52,594)	—	(89,378)
Allowance for credit losses at end of period	$23,025	$110,938	$3,898	$137,861

Financing Receivables Grouped by Credit Risk
The tables below present Financing Receivables carried at amortized cost basis, gross of allowance for credit losses, grouped into the three credit risk categories for the years ended December 31, 2023 and 2022.

	As of December 31, 2023
	Category A	Category B	Category C	Total
	(U.S. Dollars in millions)
Investment in finance leases	$357	$213	$693	$1,263
Notes receivable	—	13	675	688
Loans receivable	—	44	612	656
Total	$357	$270	$1,980	$2,607

	As of December 31, 2022
	Category A	Category B	Category C	Total
	(U.S. Dollars in millions)
Investment in finance leases	$292	$486	$601	$1,379
Notes receivable	—	18	579	597
Loans receivable	16	329	10	355
Total	$308	$833	$1,190	$2,331